Non-current assets - other (Tables)	6 Months Ended
Jun. 30, 2026
Non-current assets - other [Abstract]
Non-Current Assets - Other
	30-Jun-2026	31-Dec-2025
	$'000	$'000

Unamortised loan fees	4,273	4,273